Investments accounted for using the equity method - Summary of Carrying Value of Investments Accounted for Using the Equity Method (Detail) € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure of associates [abstract]
At beginning of period	€ 22,648
Additions	13,073
Net income/(loss)	(2,237)
Translation differences	764
Business combinations	(21,505)
At end of period	€ 12,743